SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended				2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 15, 2023 shares	Aug. 02, 2023 shares	Aug. 04, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2023 USD ($) shares	Jan. 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Aug. 15, 2023 shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other							340,000
Shareholder’s distributions | $										$ (11)	$ (129)	$ 616			$ (7,322)
Warrants to purchase shares			200,000
Warrants assumptions volatility price			2.76
Issuance of warrants | $				$ 361,724						$ 361,724
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other										52,500	212,500
Shareholder’s distributions | $
Issuance of warrants | $
Measurement Input, Price Volatility [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input			66.15
Measurement Input, Price Volatility [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input				69.13						69.13			69.13
Measurement Input, Expected Dividend Rate [Member]
Subsequent Event [Line Items]
Warrants assumptions volatility price			0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input				0						0			0
Measurement Input, Discount Rate [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, measurement input				3.96						3.96			3.96
Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Other expenses | $			$ 229,000
Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues														265,000
Shareholder’s distributions | $														$ 2,000,000
Consulting Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share Price | $ / shares				$ 2						$ 2			$ 2
Stock Issued During Period, Shares, Issued for Services													300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues	10,000				40,000
[custom:StockIssuedDuringPeriodSharesAllFourExtension]	40,000
Shareholder’s distributions | $				$ 25,000
Stock issued during period shares new issues				410,000						410,000			410,000			30,000
Stock issued during period shares new issues				12,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues		10,000
Stock option shares exercised		20,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues								252,500
Shareholder’s distributions | $								$ 505,000
Share Price | $ / shares					$ 2.00			$ 2.00			$ 2.00
Subsequent Event [Member] | Gerry Newman [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues							640,000
Subsequent Event [Member] | Jacqueline Anz [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues						7,880,000
Shareholder’s distributions | $						$ 78,800
Subsequent Event [Member] | Christopher Von Zwehl [Member]
Subsequent Event [Line Items]
Stock issued during period shares new issues					595,000
Stock Issued During Period, Shares, Issued for Services					670,000